Debt - Additional Information (Detail)	1 Months Ended			12 Months Ended							1 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended							1 Months Ended							12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Nov. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Euro Denominated Debt USD ($)	Dec. 31, 2012 Four Year Credit Facility USD ($)	Dec. 31, 2012 Other Telephone and Subsidiary Debentures USD ($)	Dec. 31, 2011 Three Month Libor Plus Zero Point Six One Percentage Notes USD ($)	Dec. 31, 2011 1.95% Notes USD ($)	Dec. 31, 2011 Three Point Zero Zero Percentage Notes USD ($)	Dec. 31, 2011 4.60% Notes USD ($)	Dec. 31, 2011 6.00% Notes USD ($)	Dec. 31, 2012 Verizon Communications Notes USD ($)	Dec. 31, 2011 Verizon Communications Notes USD ($)	Feb. 29, 2012 Verizon Wireless Notes USD ($)	Dec. 31, 2011 Verizon Wireless Notes EUR (€)	May 31, 2011 Verizon Wireless Notes USD ($)	Jan. 31, 2012 Verizon Wireless Notes	Jul. 31, 2012 Verizon Wireless Notes Repayment of Debt USD ($)	Apr. 30, 2011 Verizon Pennsylvania Five Point Six Five Percentage Debentures USD ($)	Apr. 30, 2011 Verizon New England 6.50% Debentures USD ($)	Nov. 30, 2011 Verizon Florida Inc Debentures Due January Fifteen Two Thousand Twelve USD ($)	Nov. 30, 2011 Verizon Maryland Inc Debentures Due March One Two Thousand Twelve USD ($)	Nov. 30, 2011 Verizon New York Inc Debentures Due April One Two Thousand Twelve USD ($)	Dec. 31, 2012 Guarantee of Debt Obligations of GTE Corporation USD ($)	Nov. 30, 2012 Notes Due Twenty Thirty Nine USD ($)	Dec. 31, 2012 Notes Due Twenty Thirty Nine USD ($)	Nov. 02, 2012 Notes Due Twenty Thirty Nine USD ($)	Nov. 30, 2012 Notes Due Two Thousand And Fifteen USD ($)	Nov. 30, 2012 Notes Due Twenty Seventeen USD ($)	Nov. 30, 2012 Notes Due Twenty Twenty Two USD ($)	Nov. 30, 2012 Notes Due Twenty Forty Two USD ($)	Dec. 31, 2012 Notes 8.75 Percent USD ($)	Dec. 31, 2012 Notes 4.35% USD ($)	Nov. 30, 2011 Notes Due 2014 USD ($)	Nov. 30, 2011 Notes Due 2016 USD ($)	Nov. 30, 2011 Notes Due 2021 USD ($)	Nov. 30, 2011 Notes Due 2041 USD ($)	Nov. 30, 2011 Verizon Communication Notes Due September Two Thousand Twelve USD ($)	Nov. 30, 2011 Verizon Communication Notes Due June Two Thousand Twelve USD ($)	Nov. 30, 2011 Verizon Communication Notes Due June Two Thousand Twelve USD ($)	Jan. 31, 2012 Verizon New Jersey Inc. Debentures USD ($)	Dec. 31, 2012 Floating Rate Notes USD ($)	Nov. 30, 2012 November 30, 2012 Verizon Communications Notes due 2039 USD ($)	Dec. 31, 2012 December 31, 2012 Verizon Communications Notes due 2018 USD ($)	Dec. 31, 2012 Due Two Thousand Thirteen	Dec. 31, 2012 Guarantee Of Debentures And First Mortgage Bonds Of Operating Telephone Company Subsidiaries USD ($)
Debt Instrument [Line Items]
Weighted average interest rate of commercial paper	0.40%		0.40%	0.40%	0.40%
Credit facility, maturity date									Aug. 12, 2016
Amount of borrowing capacity on four-year credit facility									$ 6,200,000,000
Amount of unused borrowing capacity on four-year credit facility									6,100,000,000
Aggregate principal amount		4,500,000,000	6,250,000,000		6,250,000,000	4,600,000,000					1,000,000,000	1,500,000,000	1,250,000,000	1,500,000,000	1,000,000,000																1,250,000,000	1,000,000,000	500,000,000	1,750,000,000	1,250,000,000			800,000,000	1,300,000,000	1,900,000,000	800,000,000						1,250,000,000	2,000,000,000
Stated interest rate on debt instrument											0.61%	1.95%	3.00%	4.60%	6.00%	4.35%	5.35%	5.25%	7.625%		5.875%	7.00%	5.65%	6.50%	6.125%	6.125%	6.875%				8.95%	0.70%	1.10%	2.45%	3.85%	8.75%	4.35%	1.25%	2.00%	3.50%	4.75%	7.375%	6.875%	6.875%		4.625%	8.95%	8.75%
Debt instrument maturity date											2014	2014	2016	2021	2041	February 2013							November 15, 2011	September 15, 2011	January 2013	March 2012	April 2012		2039			2015	2017	2022	2042	November 2018	February 2013	2014	2016	2021	2041	September 2012	June 2012	June 2012		March 2013			March 2013
Amount of notes repaid										200,000,000						750,000,000	500,000,000								400,000,000	500,000,000	1,000,000,000		900,000,000							700,000,000	750,000,000					1,000,000,000		600,000,000		1,000,000,000	900,000,000	700,000,000
Redemption price of notes percentage		186.50%		100.70%																			102.90%	102.30%	106.30%	101.50%	102.20%									140.20%						105.20%		103.50%		101.10%
Borrowings under the credit facility			300,000,000		300,000,000																									350,000,000
Cash proceeds from debt		4,470,000,000	6,190,000,000			4,550,000,000
Notes payable and other																																				2,000,000,000
Fixed Rate Vendor Financing Facility repayment										200,000,000
Debt instrument, description of variable rate basis											LIBOR plus 0.61%
Notional amount of interest rate fair value hedge derivatives																																										1,000,000,000
Repayment of notes																		800,000,000	700,000,000	4,000,000,000		800,000,000	1,000,000,000	1,000,000,000																					1,000,000,000
Repayments of debt				6,403,000,000	11,805,000,000		8,136,000,000	900,000,000																																			1,000,000,000
Debt redemption costs	300,000,000																																										100,000,000				800,000,000
Debt instrument maturity year																																																2018
Other Cost	300,000,000			276,000,000
Principal amount outstanding in connection with the guarantee of debt obligations	$ 51,987,000,000		$ 55,152,000,000	$ 51,987,000,000	$ 55,152,000,000																							$ 1,700,000,000																						$ 4,300,000,000